Segment reporting	12 Months Ended
Dec. 31, 2023
Segment reporting
Segment reporting
4.	Segment reporting
(i)	Information about reportable segment

The Group is active in the discovery, pre-clinical and clinical development of antibodies based on its core technology. The activities are either conducted as own project development or for third party companies. Management of resources and reporting to the chief operating decision maker, being the Management Board, is based on the Group as a whole.

(ii)	Geographic information

The geographic information below analyses the Group’s revenue and non-current assets by country. In presenting the following information, segment revenue has been based on the geographic location of the customers and segment assets were based on the geographic location of the assets.

Discovery activities and research services are conducted in both the Mannheim (previously Heidelberg) and Plzen premises (until the sale of Affimed’s subsidiary AbCheck s.r.o.). Pre-clinical and clinical activities are conducted and coordinated from Mannheim (previously Heidelberg).

Revenue:	2023	2022	2021

Germany	5	152	742
USA	8,270	41,201	39,624
	8,275	41,353	40,366

Non-current assets as of December 31:	2023	2022	2021
Germany	12,969	3,435	4,896
Czech Republic	0	1,007	1,306
USA	0	0	12,539
	12,969	4,442	18,741

(iii)	Major Customers

In 2023 the revenue generated from the Roivant collaboration exceeded 10% of total revenue. In 2022 and 2021 revenue generated from the Genentech and Roivant collaborations each exceeded 10% of total revenue.